VIEs (VIEs Consolidated within Sogou Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 185,175	$ 694,207
Short-term investments	851,327	339,006
Account and financing receivables, net	142,886	69,967
Prepaid and other current assets	40,122	15,091
Due from related parties	2,608	2,971
Long-term investments, net	63,305	30,152
Fixed assets, net	147,495	139,209
Goodwill	5,625	5,908	$ 5,565
Intangible assets, net	1,349	1,328
Other assets	9,159	8,191
LIABILITIES
Accounts payable	108,679	73,018
Accrued and other short-term liabilities	151,399	164,269
Receipts in advance	65,324	66,199
Accrued salary and benefits	32,079	29,719
Taxes payable	60,433	56,481
Due to related parties	38,425	23,109
Net revenue	1,124,158	908,357	660,408
Net income/(loss)	98,781	82,200	56,112
Cash flows of the VIEs
Net cash provided by operating activities	144,958	182,376	150,487
Net cash used in investing activities	(650,797)	(407,402)	(95,627)
Net cash used in financing activities	1	618,942	4
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	20,467	15,945
Short-term investments	7,305	0
Account and financing receivables, net	64,584	32,651
Prepaid and other current assets	1,213	2,438
Intra-Sogou Group receivable due from the Company and the Company's subsidiaries	29,755	70,144
Due from related parties	17	106
Total current assets	123,341	121,284
Long-term investments, net	26,129	8,723
Fixed assets, net	392	96
Goodwill	3,468	3,643
Intangible assets, net	0	772
Other assets	315	312
Total assets	153,645	134,830
LIABILITIES
Accounts payable	57,051	18,955
Accrued and other short-term liabilities	49,493	44,751
Receipts in advance	3,647	7,889
Accrued salary and benefits	1,692	1,292
Taxes payable	6,582	9,232
Due to related parties	20,552	20,394
Total current liabilities	139,017	102,513
Total liabilities	139,017	102,513
Net revenue	423,270	257,424	159,361
Net income/(loss)	(19,534)	28,944	41,084
Cash flows of the VIEs
Net cash provided by operating activities	51,657	5,198	3,721
Net cash used in investing activities	(48,161)	(5,218)	(3,112)
Net cash used in financing activities	$ 0	$ 0	$ 0